Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	$ 38,076	$ 40,932	$ 53,382
Net sales from discontinued operations	1		692
Net sales from continuing and discontinued operations	38,077	$ 40,932	54,074
Profit (loss)	4,224	3,637	7,211
Loss before income taxes	(2,601)	(6,866)	(1,663)
Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	(539)	(670)	(1,133)
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	20,206	19,918	27,775
Profit (loss)	(341)	(4,517)	(1,784)
Injection Molded Plastic Parts [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	(434)	580	1,050
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	18,409	21,684	26,740
Profit (loss)	(1,912)	(1,938)	570
Electronic Products [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	(105)	$ 90	83
Metallic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales from discontinued operations
Net sales from continuing and discontinued operations	1		692
Profit (loss)	$ (348)	$ (411)	$ (449)
Metallic Parts [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales from discontinued operations
Net sales from continuing and discontinued operations
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	$ 38,616	$ 41,602	$ 55,207
Profit (loss)	$ (2,601)	$ (6,866)	$ (1,663)